Westcore Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203

January 11, 2017

Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, DC 20549

Re:	Westcore Trust (the “Registrant”)
File Nos. 2-75677 and 811-3373

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 of the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to the Westcore Large-Cap Dividend Fund, Westcore Mid-Cap Value Dividend Fund II and Westcore Small-Cap Growth Fund II. The sole purpose of this filing is to submit the interactive data exhibits relating to the supplement filed pursuant to Rule 497(e) with the Securities and Exchange Commission on December 23, 2016 (Accession Number: 0001398344-16-022073).

The SEC Staff is requested to address any comments on this filing to my paralegal, Allen French, at 720-947-5963.

Sincerely,

/s/ Richard C. Noyes
Richard C. Noyes
Secretary

cc: Peter H. Schwartz, Davis Graham & Stubbs LLP